UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Long Form Financial Statements

ABS Insights Emerging Markets Fund

Super Institutional Class (IEMSX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about ABS Insights Emerging Markets Fund for the period of January 6, 2025 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/absinv/. You can also request this information by contacting us at (800) 813-1421.

What were the Fund’s costs for the reporting period?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$65	1.30%

* Expenses for the full reporting period would be higher.

Fund Statistics

Net Assets	$100,084,215
Number of Portfolio Holdings	148
Advisory Fee (net of waivers)	$134,891
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.2%
Exchange-Traded Funds	18.2%
Money Market Funds	2.3%
Preferred Stocks	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
19.6%
Equity
18.3%
Financials
14.1%
Consumer Discretionary
10.7%
Industrials
7.6%
Consumer Staples
5.6%
Communications
4.8%
Health Care
3.8%
Energy
3.7%
Utilities
3.6%
Real Estate
3.4%
Materials
3.1%
Money Market Funds
2.4%
Liabilities in Excess of Other Assets
-0.7%

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	2.4%
Materials	3.1%
Real Estate	3.4%
Utilities	3.6%
Energy	3.7%
Health Care	3.8%
Communications	4.8%
Consumer Staples	5.6%
Industrials	7.6%
Consumer Discretionary	10.7%
Financials	14.1%
Equity	18.3%
Technology	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI India ETF	18.3%
Taiwan Semiconductor Manufacturing Company Ltd.	7.9%
Tencent Holdings Ltd.	3.4%
Northern Institutional Treasury Portfolio	2.4%
Alibaba Group Holding Ltd.	2.2%
China Merchants Bank Company Ltd., H Shares	1.5%
Greentown China Holdings Ltd.	1.5%
Samsung Electronics Company Ltd.	1.5%
Bank of Ningbo Company Ltd.	1.1%
Saudi National Bank (The)	1.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

ABS Insights Emerging Markets Fund - Super Institutional Class (IEMSX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/absinv/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-IEMSX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ABS Insights Emerging Markets Fund

Super Institutional Class Shares – IEMSX

Semi-Annual Financial Statements
and Additional Information
March 31, 2025

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3%
	AEROSPACE & DEFENSE - 0.4%
2,496	LIG Nex1 Company Ltd.(b)	$420,148

	APPAREL & TEXTILE PRODUCTS - 1.0%
75,000	Makalot Industrial Company Ltd.(b)	690,834
10,565	Youngone Corporation(b)	351,375
		1,042,209
	ASSET MANAGEMENT - 0.7%
11,345	SK Square Company Ltd.(a),(b)	719,213

	AUTOMOTIVE - 1.0%
389,200	Sailun Group Company Ltd.(b)	773,586
42,537	Tofas Turk Otomobil Fabrikasi A/S	200,978
		974,564
	BANKING - 11.1%
47,668	Absa Group Ltd.(b)	460,276
119,972	Abu Dhabi Commercial Bank PJSC(b)	356,019
28,560	Al Rajhi Bank(b)	776,791
61,425	Alinma Bank(b)	502,839
71,477	Alpha Bank AE(b)	170,128
89,405	Arab National Bank(b)	550,705
672,981	Banco de Chile(b)	88,858
2,705,440	Banco Santander Chile(b)	153,730
562,600	Bank Central Asia Tbk P.T. (b)	288,792
432,000	Bank Mandiri Persero Tbk P.T.(b)	135,660
330,600	Bank of Chengdu Company Ltd., Class A(b)	782,795
320,600	Bank of Ningbo Company Ltd.(b)	1,140,221
4,376	Bank Polska Kasa Opieki S.A.(b)	198,673
600,300	Bank Rakyat Indonesia Persero Tbk P.T.(b)	146,821
30,080	BDO Unibank, Inc.(b)	80,518
548,000	China Construction Bank Corporation, H Shares(b)	484,539
263,500	China Merchants Bank Company Ltd., H Shares(b)	1,554,364
66,376	FirstRand Ltd.(b)	260,148
39,900	Grupo Financiero Banorte SAB de CV	276,978
13,961	KB Financial Group, Inc.(b)	748,599

See accompanying notes to financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3% (Continued)
	BANKING - 11.1% (Continued)
47,966	National Bank of Kuwait S.A.KP(b)	$162,876
1,400	OTP Bank Nyrt(b)	93,972
35,940	Piraeus Financial Holdings S.A.(b)	196,284
10,190	Powszechna Kasa Oszczednosci Bank Polski S.A.(b)	197,895
9,062	Raiffeisen Bank International A.G.(b)	232,555
104,793	Saudi National Bank (The)(b)	1,001,768
6,239	Standard Bank Group Ltd.(b)	81,489
		11,124,293
	BEVERAGES - 1.3%
10,074	Anheuser-Busch InBev S.A.(b)	621,373
26,400	Fomento Economico Mexicano S.A.B. de C.V.	256,902
13,800	Heineken Malaysia Bhd(b)	83,224
174,900	Ichitan Group PCL(b)	58,187
361,600	PT Indofood CBP Sukses Makmur Tbk	222,192
39,800	Sappe PCL(b)	40,719
		1,282,597
	BIOTECH & PHARMA - 3.0%
80,000	Akeso, Inc.(a)	783,438
1,278,000	CSPC Pharmaceutical Group Ltd.(b)	811,367
2,861	Gedeon Richter plc(b)	78,813
21,900	Legend Biotech Corporation - ADR(a)	743,067
772	Samsung Biologics Company Ltd.(a),(b)	531,326
		2,948,011
	CHEMICALS - 0.2%
1,081,300	AKR Corporindo Tbk P.T.(b)	71,503
14,334	Saudi Arabian Mining Company(a),(b)	176,968
		248,471
	COMMERCIAL SUPPORT SERVICES - 0.4%
10,359	Almoosa Health Company(a),(b)	414,890

	CONSUMER SERVICES - 0.9%
161,100	New Oriental Education & Technology Group, Inc.	756,732
202,000	SISB PCL(b)	95,749
		852,481

See accompanying notes to financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3% (Continued)
	E-COMMERCE DISCRETIONARY - 4.3%
132,900	Alibaba Group Holding Ltd.(b)	$2,186,223
42,600	Meituan(a),(b)	852,976
300	MercadoLibre, Inc.(a)	585,261
6,100	PDD Holdings, Inc. - ADR(a)	721,935
		4,346,395
	ELECTRIC UTILITIES - 3.3%
318,862	Dubai Electricity & Water Authority PJSC	214,421
113,800	Equatorial Energia S.A.	636,155
1,542,000	Huadian Power International Corp Ltd.(b)	895,741
1,418,000	Huaneng Power International, Inc.(b)	821,887
4,183	Metlen Energy & Metals S.A.(b)	183,739
299,606	National Central Cooling Company PJSC(b)	220,233
3,300	Pampa Energia S.A. - ADR(a)	254,760
		3,226,936
	ENGINEERING & CONSTRUCTION - 0.7%
953,880	China State Construction Engineering Corp Ltd.(b)	691,113

	FOOD - 2.2%
326,600	Century Pacific Food, Inc.(b)	208,438
1,348,800	Mayora Indah Tbk PT(b)	165,352
1,198	Nongshim Co., Ltd.(b)	328,913
60,764	Remgro Ltd.(b)	523,113
1,273	Samyang Foods Company Ltd.(b)	743,076
675,800	Ultrajaya Milk Industry & Trading Co.(b)	60,401
109,320	Universal Robina Corporation(b)	133,620
		2,162,913
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
49,000	Suzano S.A.	456,211

	GAS & WATER UTILITIES - 0.5%
43,280	Power & Water Utility Company for Jubail & Yanbu(b)	529,719

	HEALTH CARE FACILITIES & SERVICES - 0.8%
105,200	Bangkok Dusit Medical(b)	67,519

See accompanying notes to financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.8% (Continued)
219,000	Wuxi Biologics Cayman, Inc.(a)	$761,327
		828,846
	HOUSEHOLD PRODUCTS - 1.1%
3,058	Cosmax, Inc.(b)	341,228
62,900	Mao Geping Cosmetics Company LTD(a),(b)	801,499
		1,142,727
	INDUSTRIAL INTERMEDIATE PROD - 1.1%
40,000	ELITE MATERIAL CO LTD(b)	655,147
69,000	Shin Zu Shing Company Ltd.(b)	466,566
		1,121,713
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
92,500	Banco BTG Pactual S.A.	549,181
20,400	Hong Kong Exchanges & Clearing Ltd.(b)	903,976
		1,453,157
	INSURANCE - 0.8%
15,342	Company for Cooperative Insurance (The)(b)	583,374
13,141	Powszechny Zaklad Ubezpieczen S.A.(b)	190,046
		773,420
	INTERNET MEDIA & SERVICES - 4.2%
2,263	Naspers Ltd.(b)	557,793
1,902	NAVER Corporation(b)	246,575
52,800	Tencent Holdings Ltd.(b)	3,372,484
		4,176,852
	LEISURE FACILITIES & SERVICES - 0.4%
106,900	Smartfit Escola de Ginastica e Danca S.A.	384,214

	LEISURE PRODUCTS - 0.9%
115,000	Giant Manufacturing Company Ltd.(b)	485,575
96,000	Merida Industry Company Ltd.(b)	434,200
		919,775
	MACHINERY - 0.8%
1,062,200	Zoomlion Heavy Industry Science and Technology(b)	780,840

See accompanying notes to financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3% (Continued)
	METALS & MINING - 1.9%
16,530	Anglogold Ashanti plc(b)	$619,381
635,000	China Coal Energy Company Ltd., H Shares(b)	647,153
5,278	Gold Fields Ltd.(b)	116,739
99,900	Grupo Mexico S.A.B. de C.V. - Series B	499,029
		1,882,302
	OIL & GAS PRODUCERS - 1.3%
374,672	Adnoc Gas plc(b)	326,414
12,476	Polski Koncern Naftowy ORLEN S.A.(b)	219,285
73,700	PRIO S.A.(a)	515,958
7,600	Transportadora de Gas del Sur S.A. - ADR(a)	201,096
		1,262,753
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
846,000	China Oilfield Services Ltd., H Shares(b)	696,928
158,500	Yantai Jereh Oilfield Services Group Company Ltd.(b)	791,638
		1,488,566
	REAL ESTATE OWNERS & DEVELOPERS - 2.6%
39,398	Arriyadh Development Company(b)	349,836
73,500	Cyrela Brazil Realty S.A. Empreendimentos e	307,447
66,305	Emaar Development PJSC(b)	221,131
1,085,000	Greentown China Holdings Ltd.	1,533,846
77,462	Plaza S.A.(b)	160,132
		2,572,392
	REAL ESTATE SERVICES - 0.8%
203,600	Poly Property Services Company Ltd.(b)	818,996

	RENEWABLE ENERGY - 1.0%
21,300	Contemporary Amperex Technology Company Ltd.(b)	742,107
9,776	CS Wind Corporation(b)	224,940
		967,047
	RETAIL - CONSUMER STAPLES - 1.0%
4,192	BGF Retail Company Ltd.(b)	311,275
106,100	CP All Plc.(b)	154,624
61,507	Pepco Group N.V.(a),(b)	236,278
63,680	Philippine Seven Corporation(b)	64,325

See accompanying notes to financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3% (Continued)
	RETAIL - CONSUMER STAPLES - 1.0% (Continued)
99,000	Wal-Mart de Mexico SAB de CV	$273,628
		1,040,130
	RETAIL - DISCRETIONARY - 1.2%
63,000	Azzas 2154 S.A.	269,377
94,900	Localiza Rent a Car S.A.	559,106
16,816	United International Transportation Company(b)	372,623
		1,201,106
	SEMICONDUCTORS - 10.5%
12,000	ASMedia Technology, Inc.(b)	631,104
12,839	DB HiTek Company Ltd.(b)	372,540
14,367	Dongjin Semichem Company Ltd.(b)	284,257
2,573	Eo Technics Co., Ltd.(a),(b)	231,574
8,000	MediaTek, Inc.(b)	334,185
6,194	SK Hynix, Inc.(b)	801,729
289,000	Taiwan Semiconductor Manufacturing Company Ltd.(b)	7,903,530
		10,558,919
	SOFTWARE - 0.9%
2,500	Kaspi.KZ JSC - ADR	232,125
408,000	Kingdee International Software Group Company Ltd.(a)	690,042
		922,167
	STEEL - 0.5%
655,300	Fushun Special Steel Company Ltd.(b)	524,428

	TECHNOLOGY HARDWARE - 6.7%
49,000	BizLink Holding, Inc.	742,179
366,000	Compeq Manufacturing Company Ltd.(b)	622,557
90,000	E Ink Holdings, Inc.(b)	716,754
22,000	Jentech Precision Industrial Company Ltd.(b)	645,289
10,000	Largan Precision Company Ltd.(b)	707,739
17,000	Lotes Company Ltd.(b)	702,479
45,000	Phison Electronics Corporation(b)	711,345
37,547	Samsung Electronics Company Ltd.(b)	1,473,022

See accompanying notes to financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.3% (Continued)
	TECHNOLOGY HARDWARE - 6.7% (Continued)
60,600	Xiaomi Corp 144A(a),(b),(c)	$383,175
		6,704,539
	TECHNOLOGY SERVICES - 0.9%
588,000	TravelSky Technology Ltd., H Shares(b)	873,564

	TELECOMMUNICATIONS - 0.6%
104,500	America Movil S.A.B. de C.V.	74,441
73,421	Ooredoo QPSC(b)	237,964
24,840	Saudi Telecom Company(b)	300,383
		612,788
	TRANSPORTATION & LOGISTICS - 2.6%
226,345	Abu Dhabi Ports Company PJSC(a),(b)	267,441
554,000	Anhui Expressway Company Ltd., H Shares(b)	778,908
48,835	Jazeera Airways Company KSCP(a),(b)	161,554
56,545	Promotora y Operadora de Infraestructura S.A.B. de	569,613
929,000	Qingdao Port International Company Ltd., H Shares 144A (b),(c)	768,885
		2,546,401
	TRANSPORTATION EQUIPMENT - 1.4%
3,453	HD Hyundai Heavy Industries Company Ltd.(b)	653,893
189,600	Zhuzhou CRRC Times Electric Company Ltd., H Shares(b)	784,610
		1,438,503
	WHOLESALE - DISCRETIONARY - 0.3%
249,900	Sendas Distribuidora S/A(a)	330,193

	TOTAL COMMON STOCKS (Cost $78,950,318)	78,766,502

Shares		Fair Value
	EXCHANGE-TRADED FUND — 18.3%
	EQUITY - 18.3%
355,500	iShares MSCI India ETF	18,301,140

	TOTAL EXCHANGE-TRADED FUND (Cost $18,693,843)	18,301,140

See accompanying notes to financial statements.

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCK — 1.3%

	AUTOMOTIVE — 0.7%
6,683	Hyundai Motor Company(b)	8.16%		$672,695

	TECHNOLOGY HARDWARE — 0.6%
20,143	Samsung Electronics Company Ltd.(b)	3.08%		645,315

	TOTAL PREFERRED STOCK (Cost $1,364,864)			1,318,010

Shares				Fair Value
	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
2,355,186	Northern Institutional Treasury Portfolio, 4.16% (Cost $2,355,186)(d)			2,355,186

	TOTAL INVESTMENTS - 100.7% (Cost $101,364,211)			$100,740,838
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(656,623)
	NET ASSETS - 100.0%			$100,084,215

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is 1,152,060 or 1.2% of net assets.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

ABS Insights Emerging Markets Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investment securities:
At cost	$101,364,211
At fair value	100,740,838
Cash denominated in foreign currency (cost $11,810)	11,810
Dividends and Interest receivable	195,589
TOTAL ASSETS	100,948,237

LIABILITIES
Payable for investments purchased	650,245
Investment advisory fees payable, net	134,891
Fees payable to other affiliates	29,246
Accrued expenses and other liabilities	49,640
TOTAL LIABILITIES	864,022
NET ASSETS	$100,084,215

Composition of Net Assets:
Paid in capital	$99,999,490
Accumulated earnings	84,725
NET ASSETS	$100,084,215

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$100,084,215
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,000,100
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.01

See accompanying notes to financial statements.

ABS Insights Emerging Markets Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2025 (1)

INVESTMENT INCOME
Dividends	$382,778
Interest	41,031
Less: Foreign withholding taxes	(51,113)
TOTAL INVESTMENT INCOME	372,696

EXPENSES
Advisory fees	218,189
Administrative services fees	19,671
Custodian fees	18,904
Registration fees	10,424
Transfer agent fees	9,575
Audit fees	5,849
Compliance officer fees	5,808
Legal fees	5,507
Trustees fees and expenses	3,726
Printing and postage expenses	2,791
Insurance expense	1,412
Other expenses	2,196
TOTAL EXPENSES	304,052
Fees waived/ recaptured by the Advisor	(83,298)
NET EXPENSES	220,754

NET INVESTMENT INCOME	151,942

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain from Investments:	556,156
Net Change in Unrealized Depreciation on Investments	(623,373)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(67,217)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,725

(1)	The Fund’s Super Institutional Class commenced operations on January 6, 2025.

See accompanying notes to financial statements.

ABS Insights Emerging Markets Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2025 (1)
(Unaudited)
FROM OPERATIONS
Net investment income	$151,942
Net realized gain on investments	556,156
Net change in unrealized depreciation on investments	(623,373)
Net increase in net assets resulting from operations	84,725

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Super Institutional Class	99,999,490
Net increase from shares of beneficial interest transactions	99,999,490

NET INCREASE IN NET ASSETS	100,084,215

NET ASSETS
Beginning of Period	—
End of Period *	$100,084,215

SHARE ACTIVITY

Super Institutional Class:
Shares Sold	10,000,100
Net increase in shares of beneficial interest outstanding	10,000,100

(1)	The Fund’s Super Institutional Class commenced operations on January 6, 2025.

See accompanying notes to financial statements.

ABS Insights Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Six Months Ended
Super Institutional Class	March 31, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.02
Net realized and unrealized loss	(0.01)
Total from investment operations	0.01

Net asset value, end of period	$10.01

Total return (3)	0.10	% (7)

Net assets, at end of period (000s)	$100,084

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)	0.94	% (8)

Ratio of net expenses to average net assets after fee waiver/recapture (6)	1.30	% (8)

Ratio of net investment loss to average net assets before fee waiver/recapture (5)(6)	0.65	% (8)

Ratio of net investment loss to average net assets after fee waiver/recapture (5)(6)	0.29	% (8)

Portfolio Turnover Rate	57	% (7)

(1)	The Fund’s Super Institutional Class commenced operations on January 6, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1.	ORGANIZATION

The ABS Insights Emerging Markets Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks long-term capital appreciation. ABS Global Investments (the “Advisor”) is the Fund’s investment advisor. The Fund commenced operations on January 6, 2025.

The Fund offers Super Institutional Class shares. Super Institutional Class shares are offered at net asset value without an initial sales charge.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between- the current bid and ask prices on the valuation date. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid invsestments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Fund’s assets and liabilities measured at fair value:

ABS Insights Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*
Austria	$—	$232,555	$—	$232,555
Argentina	455,856	—	—	455,856
Belgium	—	621,374	—	621,374
Brazil	4,007,842	—	—	4,007,842
Cayman Islands	13,527,425	—	—	13,527,425
Chile	—	402,720	—	402,720
China	—	16,153,801	—	16,153,801
Greece	—	550,151	—	550,151
Hong Kong	—	1,715,343	—	1,715,343
Hungary	—	172,785	—	172,785
Indonesia	—	1,090,722	—	1,090,722
Kazakhstan	232,125	—	—	232,125
Kuwait	—	324,430	—	324,430
Malaysia	—	83,224	—	83,224
Mexico	1,950,592	—	—	1,950,592
Netherlands	—	236,278	—	236,278
Philippines	—	486,900	—	486,900
Poland	—	805,899	—	805,899
Qatar	—	237,964	—	237,964
Korea (Republic of)	—	8,783,682	—	8,783,682
Saudi Arabia	—	5,559,894	—	5,559,894
South Africa	—	1,999,558	—	1,999,558
Taiwan	—	15,707,306	—	15,707,306
Thailand	—	416,797	—	416,797
Turkey	—	200,978	—	200,978
United Arab Emirates	—	1,605,658	—	1,605,658
United Kingdom	—	619,381	—	619,381
United States	585,261	—	—	585,261

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds
United States	18,301,140	—	—	18,301,140
Preferred Stocks
Korea (Republic of)	—	1,318,011	—	1,318,011
Short-Term Investment	2,355,186	—	—	2,355,186
Total	$23,394,570	$77,346,268	$—	$100,740,838

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. The were no transfers between levels during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Securities Risk – Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market or sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the U.S. Investments in foreign issues could be affected by other factors no present in the U.S., including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the Advisor’s ability to assess such risk than if the Fund invested solely in more developed countries.

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. While the use of depositary receipts, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2025 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $117,097,463 and $18,723,677 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ABS Global Investments serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 0.95% of the average daily net assets. For the period ended March 31, 2025, the advisory fees incurred by the Fund amounted to $218,189.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 26, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 0.95% of average daily net assets attributable to Super Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees are waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment after the recoupment is taken into account. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor.

For the period ended March 31, 2025, the Advisor waived $82,298.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Super Institutional Class shares. During the period ended ended March 31, 2025, the Distributor did not receive any underwriting commissions for sales of Super Institutional Class shares.

ABS Insights Emerging Markets Fund
NOTES TO FINANCIAL STATEMENT (Unaudited)(Continued)
March 31, 2025

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2025, are as follows:

Cost for Federal Tax purposes	$101,375,617

Unrealized Appreciation	5,133,541
Unrealized Depreciation	(5,756,914)
Tax Net Unrealized Depreciation	$(623,373)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, for the benefit of their customers, Northern California Employee Joint Pension was the record owner of 50.0% of the Fund’s outstanding shares and Construction Laborers Pension Trust for Southern California was the record owner of 50.0% of the Fund’s outstanding shares.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ABS Insights Emerging Markets Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Advisory Agreement – ABS Insights Emerging Markets Fund *

In connection with a meeting held on August 21-22, 2024, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between ABS Global Investments (the “Adviser”) and the Trust, with respect to ABS Insights Emerging Markets Fund (“ABS Insights”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to ABS Insights and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that the Adviser was founded in 2002 and had approximately $7.3 billion in assets under management. The Board reviewed the background of the Adviser’s key personnel servicing ABS Insights, noting its satisfaction with each individual’s educational background, long employment history at the Adviser and industry expertise. The Board acknowledged that the Adviser specialized in emerging market opportunities, and that the Adviser aimed to select investments from its legacy business based on a ranking system that considered the most heavily traded stock positions by country relative to the MSCI Emerging Market Index with the portfolio manager making the final investment decision. The Board discussed that the Adviser maintained a comprehensive risk management program focused on market risk and unwanted factor biases and used a proprietary internal tool to measure key risks against the MSCI Emerging Market Index. The Board noted that the Adviser would conduct pre-and post-trade compliance trades on ABS Insights’ portfolio. The Board remarked that the Adviser employed a third-party to select brokers but would review based on best execution standards that were cognizant of cost and previous execution statistics. The Board acknowledged that the Adviser completed a SEC examination in April 2024 that resulted in minor revisions to its compliance manual, but otherwise the Board noted that the Adviser reported no material compliance, litigation, or cybersecurity concerns in the past three years. The Board concluded that it expected the Adviser would provide satisfactory service to ABS Insights and its future shareholders.

ABS Insights Emerging Markets Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2025

Performance. The Board noted that ABS Insights had not yet commenced operations and remarked that, based on the other funds the Adviser managed outside the Trust, the Adviser had the ability to implement investment strategies effectively. The Board reviewed the performance of a private fund the Adviser managed with a similar investment strategy. The Board observed that the private fund slightly underperformed its benchmark over the 1-year period but outperformed the benchmark over the 5-year and since inception periods. Although past performance is not indicative of future returns, the Board concluded that the Adviser had the potential to provide satisfactory results to ABS Insights and its shareholders.

Fees and Expenses. The Board noted that the Adviser’s proposed advisory fee of 0.95% was equal to its peer group median and on par with its peer group average and higher than its Morningstar category median and average. The Board observed that the Adviser’s estimated net expense ratio of 1.10% was the same as its peer group median and on par with the average of its peer group and above the median and average of its Morningstar category. The Board acknowledged the Adviser’s belief that the fee was reasonable because the Adviser expected to execute all trades, handle proxies, managing corporate actions and navigate the complexities of a daily traded registered product. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board reviewed the Adviser’s assertion of the asset levels at which economies of scale would be achieved. The Board concluded that based on ABS Insights’ projected asset size during the initial term of the Advisory Agreement, the absence of breakpoints was acceptable at this time.

Profitability. The Board considered the profitability analysis provided by the Adviser in connection with the operation of ABS Insights and whether the Adviser estimated profit in the first two years was fair with respect to the services to be provided to ABS Insights. The Board agreed that the profits, both in actual dollars and as a percentage of total revenue, would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of future shareholders of ABS Insights.

*	Due to timing of the contract approvals, these deliberations may or may not relate to the current performance results of ABS Insights.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-813-1421, by visiting the Fund’s website https://funddocs.filepoint.com/absinv/, or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/06/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/06/25

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	6/06/25